Organization and Summary of Significant Accounting Policies (Details 11) - Supplier	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Supplier Concentrations
Percentage of inventory purchases from major suppliers	27.00%	38.00%	38.00%
Number of major Suppliers	5	7	7